Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2013
PVC Contract Funds Prospectus
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated January 30, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2013

(as supplemented on May 9, 2013, June 14, 2013, November 19, 2013, and November 22, 2013)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PVC Contract Funds Prospectus | Principal Lifetime Strategic Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime Strategic Income Account | Principal LifeTime Strategic Income Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
PVC Contract Funds Prospectus | Principal Lifetime 2010 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime 2010 Account | Principal LifeTime 2010 Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
PVC Contract Funds Prospectus | Principal Lifetime 2020 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime 2020 Account | Principal LifeTime 2020 Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
PVC Contract Funds Prospectus | Principal Lifetime 2030 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime 2030 Account | Principal LifeTime 2030 Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
PVC Contract Funds Prospectus | Principal Lifetime 2040 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime 2040 Account | Principal LifeTime 2040 Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
PVC Contract Funds Prospectus | Principal Lifetime 2050 Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 ACCOUNT
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Principal Lifetime 2050 Account | Principal LifeTime 2050 Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") CONSERVATIVE BALANCED PORTFOLIO
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account | Strategic Asset Management Conservative Balanced Portfolio Account Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.64%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT ("SAM") BALANCED PORTFOLIO
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Under the Annual Account Operating Expenses heading, delete the table and substitute:
Expense Example [Heading]	rr_ExpenseExampleHeading	Under the Example heading, delete the table and substitute:
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account | Strategic Asset Management Balanced Portfolio Account Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409